Mezzanine Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
MEZZANINE EQUITY
Mezzanine Equity

Note 11 – MEZZANINE EQUITY

Authorized

10,000 shares of redeemable Series C preferred shares, authorized, each having a par value of $0.001 per share. Each share of Series C preferred shares is convertible into shares of common stock at a conversion rate equal to the lowest traded price for the fifteen trading days immediately preceding the date of conversion.

1,000,000 shares of redeemable Series D preferred shares, authorized, each having a par value of $0.001 per share. Each share of Series D preferred shares is convertible into 5 shares of common stock.

5,000,000 shares of redeemable Series E preferred shares, authorized, each having a par value of $0.001 per share. Each share of Series E preferred shares is convertible into 4 shares of common stock.

10,000 shares of redeemable Series F preferred shares, authorized, each having a par value of $0.001 per share. Each share of Series F preferred shares is convertible into common stock at an amount equal to the lesser of (a) one hundred percent of the lowest traded price for the Company’s stock for the fifteen trading days immediately preceding the relevant Conversion and (b) a twenty percent discount to the price of the common stock in an offering with gross proceeds of at least $10,000,000.

Mezzanine Preferred Equity Transactions

During the three months ended March 31, 2021:

●	762 Series C Preferred Shares were converted into common shares, see note 13.

●	On February 4, 2021, pursuant to a Securities Purchase Agreement entered on December 23, 2020 (the “Series F SPA”), the Company issued 1,500 Series F preferred shares to satisfy preferred shares to be issued as at December 31, 2020 pursuant to the First Closing of the Series F SPA with a relative fair value of $731,992. Additionally, the Company issued 1,500 Series F preferred shares pursuant to the Second Closing of the Series F SPA for gross proceeds for $1,500,000.

During the year ended December 31, 2020:

●	On September 30, 2020, the Company entered into an Exchange Agreement to settle outstanding convertible debt and accrued interest in exchange for 2,347 shares of Series C preferred shares with an aggregate carrying amount of $2,348,208. The shares were issued October 14, 2020.

●	On September 30, 2020, the Company entered into a Securities Purchase Agreement (the “Series C SPA”) whereby the Company agrees to sell and the Purchaser agrees to purchase, in a series of closings (the “Closings”), up to 200 shares of Series C preferred shares at a price of $1,000 per share. At the First Closing, the Company agrees to issue 250 shares of Series C preferred shares, representing 200 Purchased Shares and 50 Commitment Shares. On October 14, 2020, the Company issued 250 Series C shares for gross proceeds of $200,000 in full satisfaction of the First Closing.

●	On November 6, 2020, the Company received gross proceeds of $300,000 for 300 Series C Preferred Shares in lieu of the Second Closing for the Series C SPA. The shares are included in preferred shares to be issued at March 31, 2021 and December 31, 2020. The preferred shares were issued subsequent to March 31, 2021, see note 18.

●

On December 23, 2020, the Company entered into a Securities Purchase Agreement (the “Series F SPA”) whereby the Company agrees to sell and the Purchaser agrees to purchase, in a series of closings (the “Closings”) of at least 1,000 Series F preferred shares at a price of $1,000 per share. The First and Second Closings, will each be for 1,500 Preferred Shares at a purchase price of $1,500,000, the Second Closing which will follow the filing of the Registration Statement. Any Additional Closings will be for the purchase of at least 1,000 Series F preferred shares, every thirty calendar days, and shall follow the Registration Statement being declared effective. The Company granted 3,000,000 warrants, with a relative fair value of $768,008, concurrently with the execution of the Series F SPA and Fist Closing. The Fire Closing shares were included in preferred shares to be issued at December 31, 2020 with a relative fair value of $731,992.

●	1,573 Series C Preferred Shares were converted into common shares, see note 13.

Note 12 – MEZZANINE EQUITY

Authorized

5,000,000 shares of redeemable Series C preferred shares, authorized, each having a par value of $0.001 per share. Each share of Series C preferred shares is convertible into shares of common stock at a conversion rate equal to the lowest traded price for the fifteen trading days immediately preceding the date of conversion.

1,000,000 shares of redeemable Series D preferred shares, authorized, each having a par value of $0.001 per share. Each share of Series D preferred shares is convertible into 5 shares of common stock.

5,000,000 shares of redeemable Series E preferred shares, authorized, each having a par value of $0.001 per share. Each share of Series E preferred shares is convertible into 4 shares of common stock.

10,000 shares of redeemable Series F preferred shares, authorized, each having a par value of $0.001 per share. Each share of Series F preferred shares is convertible into common stock at an amount equal to the lesser of (a) one hundred percent of the lowest traded price for the Company’s stock for the fifteen trading days immediately preceding the relevant Conversion and (b) a twenty percent discount to the price of the common stock in an offering with gross proceeds of at least $10,000,000.

Mezzanine Preferred Equity Transactions

During the year ended December 31, 2020:

●	On September 30, 2020, the Company entered into an Exchange Agreement, as outlined in Note 9, to settle outstanding convertible debt and accrued interest in exchange for 2,347 shares of Series C preferred shares with an aggregate carrying amount of $2,348,208. The shares were issued October 14, 2020.

●	On September 30, 2020, the Company entered into a Securities Purchase Agreement (the “Series C SPA”) whereby the Company agrees to sell and the Purchaser agrees to purchase, in a series of closings (the “Closings”), up to 200 shares of Series C preferred shares at a price of $1,000 per share. At the First Closing, the Company agrees to issue 250 shares of Series C preferred shares, representing 200 Purchased Shares and 50 Commitment Shares. On October 14, 2020, the Company issued 250 Series C shares for gross proceeds of $200,000 in full satisfaction of the First Closing.

●	On November 6, 2020, the Company received gross proceeds of $300,000 for 300 Series C Preferred Shares in lieu of the Second Closing for the Series C SPA. The shares are included in preferred shares to be issued at December 31, 2020.

●	On December 7, 2020, the Company received gross proceeds of $200,000 for 200 Series C Preferred Shares in lieu of the Second Closing for the Series C SPA. The shares are included in preferred shares to be issued at December 31, 2020.

●	On December 23, 2020, the Company entered into a Securities Purchase Agreement (the “Series F SPA”) whereby the Company agrees to sell and the Purchaser agrees to purchase, in a series of closings (the “Closings”) of at least 1,000 Series F preferred shares at a price of $1,000 per share. The First and Second Closings, will each be for 1,500 Preferred Shares at a purchase price of $1,500,000, the Second Closing which will follow the filing of the Registration Statement. Any Additional Closings will be for the purchase of at least 1,000 Series F preferred shares, every thirty calendar days, and shall follow the Registration Statement being declared effective. The shares are included in preferred shares to be issued at December 31, 2020 with a fair value of $731,992 and were issued subsequently on February 4, 2021.

●	During the year ended December 31, 2020, 1,573 Series C Preferred Shares were converted into common shares, see note 14.

●	On December 22, 2020, the Company received conversion notices to convert 18 Series C shares into 96,861 common shares. 18 Series C were converted subsequently on January 19, 2021.

●	On December 23, 2020, the Company received conversion notices to convert 286 Series C shares into 1,539,014 common shares. 286 Series C were converted subsequently on January 15, 2021.

During the year ended December 31, 2019:

●	The Company settled various accounts payable balances, debt and preferred shares in exchange for shares of common stock to be issued and warrants. Included in these settlements were 100,500 and 4,649,908 shares of Series D and Series E preferred shares, respectively, with an aggregate carrying value of $6,668,643.